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MML Special Situations Fund
MML Special Situations Fund
MML SERIES INVESTMENT FUND II
MML Special Situations Fund
(the “Fund”)
Supplement dated September 24, 2020 to the
Prospectus dated May 1, 2020 and the
Summary Prospectus dated May 1, 2020

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.

Effective on or about November 18, 2020, Invesco Advisers, Inc. (“Invesco”) will replace Barings LLC (“Barings”) as subadviser of the Fund. Invesco Capital Management LLC (“ICM”) will serve as sub-subadviser of the Fund.

Effective on or about November 18, 2020, 2020, the following information replaces similar information for the Fund found under the heading Annual Fund Operating Expenses in the section titled Fees and Expenses of the Fund (on page 60 of the Prospectus):

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - MML Special Situations Fund		Class II	Service Class I
Management Fees		0.60%	0.60%
Distribution and Service (Rule 12b-1) Fees			0.25%
Other Expenses		0.45%	0.45%
Total Annual Fund Operating Expenses		1.05%	1.30%
Fee Waiver		(0.05%)	(0.05%)
Total Annual Fund Operating Expenses after Fee Waiver	[1]	1.00%	1.25%
[1]	The expenses in the above table reflect a written agreement by MML Advisers to waive .05% of its management fees through April 30, 2022. This agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. If separate account or variable life insurance or variable annuity contract expenses were included, overall expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - MML Special Situations Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class II	102	327	572	1,276
Service Class I	127	405	706	1,561

Effective on or about November 18, 2020, the following information replaces the information for the Fund found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance (on page 60 of the Prospectus):

The Fund invests primarily in common stocks of U.S. companies of any size. The Fund’s subadviser, Invesco Advisers, Inc., and sub-subadviser, Invesco Capital Management LLC (together with Invesco Advisers, Inc., “Invesco”), invest the Fund’s assets using an indexing strategy. Under normal circumstances, the Fund invests primarily (at least 80% of its net assets) in the equity securities of companies included within the S&P U.S. IPO and Spin-Off Index* (the “Index”).

S&P Dow Jones Indices LLC (“S&P DJI” or the “Index Provider”) compiles and maintains the Index, which is designed to measure the performance of U.S. companies that have had initial public offerings (“IPOs”) or have been spun off from a parent company within the past five years. The Index is comprised of IPOs and spin-offs eligible for the S&P U.S. BMI, a country sub-index of the S&P Global BMI, that have a float-adjusted market capitalization of at least $1 billion (Index constituents must maintain a float-adjusted market capitalization of at least $500 million). The Index is weighted by float-adjusted market capitalization, subject to a maximum weight of 7.5% for any single stock. If at the monthly rebalancing a constituent security’s weight exceeds 7.5%, its weight is reduced to 7.5% and the excess weight is redistributed to the remaining constituents proportionally to their float-adjusted market capitalization weights. The process is repeated as necessary.

The Index is rebalanced monthly after the close of the third Friday of each month. Except for spin-offs, additions to the Index are made only at each monthly rebalance. In addition, any constituent security that is removed from the S&P U.S. BMI will be simultaneously removed from the Index. If an IPO is added to the Index but fails the eligibility criteria for inclusion in the S&P U.S. BMI at that index’s subsequent quarterly rebalancing, the IPO is removed from the Index at that time. Constituent securities are only included in the Index for a maximum of five years. A constituent security that has been included in the Index for more than five years is removed at the subsequent monthly rebalance; however, if the deletion of a constituent security would result in the number of constituent securities of the Index being less than 15, the deletion will be delayed until the next monthly rebalance where the resulting number of constituent securities would be at least 15. The Fund is rebalanced in accordance with the Index, meaning that it will buy and sell securities in response to changes in the Index.

Although the Fund generally will invest in substantially all of the securities comprising the Index in proportion to their weightings in the Index, under various circumstances it may not be possible or practicable to purchase all of those securities in those same weightings. In those circumstances, the Fund may hold cash or purchase a sample of the securities in the Index. When it relies on a “sampling” methodology, Invesco uses quantitative analysis to select securities from the Index universe to obtain a representative sample of securities that has, overall, investment characteristics similar to the Index in terms of key risk factors, performance attributes, and other characteristics such as industry weightings, market capitalization, return variability, earnings valuation, yield, and other financial characteristics of securities. When employing a sampling methodology, Invesco bases the number of the holdings in the Fund on a number of factors, including asset size of the Fund, and generally expects the Fund to hold fewer than the total number of securities in the Index. However, Invesco reserves the right to invest in as many securities as it believes necessary to achieve the Fund’s investment objective. The Fund may use futures contracts, a type of derivative, to seek performance that corresponds to the Index and/or to manage cash flows. Use of futures contracts by the Fund may create investment leverage.

The Index, and therefore the Fund, may at times have significant exposure to one or more industries or sectors. The Fund is non-diversified, which means that it may hold larger positions in a smaller number of issuers than a diversified fund.

Changes in the Index, or use of the sampling methodology described above, may result in active and frequent trading by the Fund and as a result the Fund may have a relatively high portfolio turnover rate.

*The “S&P U.S. IPO and Spin-Off Index” is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by MassMutual. Standard & Poor's® and S&P® are registered trademarks of Standard & Poor's Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P U.S. IPO and Spin-Off Index.

Effective on or about November 18, 2020, the paragraphs labeled “Foreign Investment Risk; Emerging Markets Risk; Currency Risk,” “Growth Company Risk,” “Liquidity Risk,” “Quantitative Models Risk,” “Risk of Investment in Other Funds or Pools,” and “Value Company Risk” under the heading Principal Risks in the section titled Investments, Risks, and Performance(beginning on page 61 of the Prospectus) are hereby deleted in full.

Effective on or about November 18, 2020, the following information replaces similar information for the Fund found under the heading Principal Risks in the section titled Investments, Risks, and Performance (on page 61 of the Prospectus):

Special Situations Risk Special situations often involve much greater risk than is found in the normal course of investing, which could negatively impact the Fund.

Effective on or about November 18, 2020, the following information supplements the information for the Fund found under the heading Principal Risks in the section titled Investments, Risks, and Performance (beginning on page 61 of the Prospectus):

Indexing Risk The Fund’s performance may not track the performance of the index due to a number of factors, including fees and expenses of the Fund, the Fund’s cash positions, and differences between securities held by the Fund and the securities comprising the index resulting from legal restrictions, costs, or liquidity constraints, especially during times when a sampling methodology is used.

Passive Management Risk With an indexing strategy, there is no attempt to seek returns in excess of a benchmark index, to use defensive strategies, or to reduce the effects of any long-term poor investment performance. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from the index, even if that security generally is underperforming.

Effective on or about November 18, 2020, the following information replaces similar information for the Fund found under the heading Performance Information in the section titled Investments, Risks, and Performance (on page 63 of the Prospectus):

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class II shares. The table shows how the Fund’s average annual returns for 1 year, and since inception, compare with those of a broad measure of market performance and an additional index that provides a style-specific comparison for the Fund’s returns (S&P U.S. IPO and Spin-Off Index). The Fund’s investment strategy changed on or about November 18, 2020. The performance results shown below would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented. Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown. Past performance is not necessarily an indication of how the Fund will perform in the future.

Effective on or about November 18, 2020, the following information replaces similar information found under the heading Average Annual Total Returns in the section titled Investments, Risks, and Performance (on page 63 of the Prospectus):

Average Annual Total Returns (for the periods ended December 31, 2019)
Average Annual Returns - MML Special Situations Fund		1 Year	Since Inception	Inception Date
Class II		23.68%	6.97%	May 15, 2015
Service Class I		23.50%	6.72%	May 15, 2015
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)	[1]	31.02%	11.21%	May 15, 2015
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)		31.49%	11.78%	May 15, 2015
S&P U.S. IPO and Spin-Off Index (reflects no deduction for fees, expenses, or taxes)		27.52%	8.88%	Jul. 13, 2015
[1]	Going forward, the Fund's performance benchmark index will be the Russell 3000 Index rather than the S&P 500 Index because the Russell 3000 Index more closely represents the Fund's investment strategy.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE